Finite-Lived Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 4,835	$ 6,981
Software to be sold, leased, or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 116	$ 98